Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 14,920	¥ 11,343	¥ 9,318
Addition- charged to income	492	787	3,054
Deduction bad debts written off	(3,995)	(2,038)	(1,474)
Translation adjustments and other	146	4,828	445
Balance at end of period	11,563	14,920	11,343
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,983	9,023	8,268
Addition- charged to income	2,052	1,995	3,465
Deduction bad debts written off	(1,937)	(3,103)	(2,829)
Translation adjustments and other	(1,059)	68	119
Balance at end of period	¥ 7,039	¥ 7,983	¥ 9,023